Property, Equipment and Software, Net - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Equipment and Software, Net
Depreciation expenses for property, equipment and software	122,235,919	70,948,008	33,685,717